SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	Sep. 30, 2025
December 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as issued by the Financial Accounting Standards Board (“FASB”). References to the “ASC” refer to the Accounting Standards Codification established by FASB

Principals of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Farmhouse Washington and DTLA (together, the “Company”). All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, and related disclosures at the date of the consolidated financial statements. Significant estimates include, but are not limited to, convertible debt, valuation of deferred tax assets and any related valuation allowances, contingent assets and liabilities, and valuation of stock-based compensation awards. Actual results could materially differ from those estimates.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation. Such reclassifications had no impact on previously reported net income or stockholders’ equity.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash deposits held in checking and savings accounts with financial institutions and other highly liquid investments that are readily convertible to known amounts of cash with original maturities of three months or less at the time of purchase. The Company had no cash equivalents as of December 31, 2024 and 2023.

Accounts Receivable

Accounts receivable represent amounts due from customers in the ordinary course of business and are recorded at the invoiced amount. Accounts receivable do not bear interest and are presented net of an allowance for doubtful accounts. The Company evaluates the collectability of its accounts receivable and establishes an allowance based on a combination of factors, including historical collection trends and specific information about customer credit risk. When the Company becomes aware of a customer’s inability to meet its financial obligations, a specific allowance for doubtful accounts is recorded. During the year ended December 31, 2024, the Company recognized bad debts of $607 on its accounts receivable.

Debt

The Company accounts for its debt obligations in accordance with ASC 470, Debt. Debt is recognized at the principal amount net of applicable debt discounts or premiums, which are amortized over the term of the related instrument using the effective interest method. Fees and costs directly related to the issuance of debt are capitalized and presented as a deduction from the carrying amount of the liability and are amortized over the life of the related debt instrument. Interest expense is recorded as incurred. If a debt modification or extinguishment occurs, the Company evaluates whether the transaction should be accounted for as a modification or extinguishment in accordance with ASC 470-50. The weighted-average interest rate of short-term debt outstanding as of December 31, 2024 and 2023 was 13.5% and 11.7%, respectively.

Fair Value of Financial Instruments

The Company follows ASC 820, Fair Value Measurement, in determining the fair value of financial assets and liabilities when applicable. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs used in fair value measurements are classified into three levels within the fair value hierarchy based on their observability.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, prepaid expenses, accounts payable and accrued expenses, convertible notes payable, notes payable, and amounts due to related parties. The carrying amounts of these instruments approximate fair value due to their short-term nature or standard market terms. As of December 31, 2024, the Company did not have any financial assets or liabilities measured at fair value on a recurring or non-recurring basis.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. When such indicators are present, the Company compares the carrying amount of the asset group to the estimated future undiscounted net cash flows expected to be generated from the use and eventual disposition of the asset group, excluding interest costs. If the sum of the undiscounted cash flows is less than the carrying amount, an impairment loss is recognized. No impairment loss was recognized during the years ended December 31, 2024 or 2023.

Intangible Assets

The Company accounts for intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives and reviewed for impairment whenever events or circumstances suggest that their carrying value may not be recoverable.

Leases

The Company accounts for leases in accordance with ASC 842, Leases. As of December 31, 2024, the Company did not have any operating or financing leases requiring recognition on the balance sheet.

Revenue Recognition

The Company accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers, which outlines a five-step framework: identify the contract with a customer; identify the performance obligation(s) in the contract; determine the transaction price; allocate the transaction price to the performance obligation(s); and recognize revenue when (or as) the performance obligation(s) are satisfied. Revenue is recognized in an amount that reflects the consideration the Company expects to receive in exchange for goods or services, when control of the promised goods or services is transferred to customers.

The Company generated revenues of $4,154 and $15,227 for the years ended December 31, 2024 and 2023, respectively. Revenues were generated from license fees in connection with NFT art license agreements, whereby licensees are granted a limited right to use the Company’s NFTs for the purpose of creating, marketing, and selling branded cannabis and hemp products and accessories. The Company’s performance obligation is met upon granting the licensee access to the NFTs. Revenue is recognized as the licensee sells products, based on a percentage of their gross sales. Fees are due the month after sales occur. One licensee accounted for 90% and 91% of license revenues for the years ended December 31, 2024 and 2023, respectively.

The corresponding costs of revenues associated with license revenues were $1,875 and $6,930 for the year ended December 31, 2024 and 2023, respectively.

As discussed in Note 1, the Company has ceased pursuing its NFT licensing business and does not expect to generate further licensing revenues. The decision to discontinue this line of business was made as part of a strategic shift to focus on other opportunities.

Stock-Based Compensation

The Company accounts for stock-based awards in accordance with ASC 718, Compensation – Stock Compensation. Compensation costs related to stock options, restricted stock units, and other equity awards are measured based on the fair value of the awards at the grant date and recognized as expense over the requisite service period, typically the vesting period. The Company estimates the fair value of stock options using the Black-Scholes option-pricing model. Forfeitures are accounted for as they occur.

Commitments and Contingencies

The Company accounts for contingencies in accordance with ASC 450, Contingencies. Liabilities are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Disclosures are made for material loss contingencies that are reasonably possible or where the amount of loss cannot be estimated. Remote contingencies are generally not disclosed unless related to guarantees.

Related Party Transactions

The Company accounts for related party transactions in accordance with ASC 850, Related Party Disclosures. Related party transactions, balances, and relationships are identified separately in the consolidated financial statements and related notes. Management evaluates all related party transactions for proper accounting, disclosure, and potential conflicts of interest.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion will not be realized. The Company evaluates its tax positions to determine whether it is more likely than not that a tax position will be sustained upon examination. Changes in tax laws and rates are reflected in the period of enactment.

Net Income (Loss) per Common Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, using the treasury stock method, but only to the extent that such inclusion would not be anti-dilutive. Potentially dilutive securities include convertible notes, stock options, warrants, and restricted stock awards. In periods where the Company reports a net loss, all potentially dilutive securities are considered anti-dilutive and are therefore excluded from the computation of diluted net loss per share. As of December 31, 2024 and 2023 the Company had convertible notes outstanding, however, certain events that triggered, or allowed for, conversion had not yet occurred; therefore as of those dates the Company had no potentially dilutive securities.

Business Combinations

The Company accounts for business combinations using the acquisition method in accordance with ASC 805, Business Combinations. Under this method, the Company allocates the fair value of the purchase consideration to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. Any excess of the purchase price over the net assets acquired is recorded as goodwill. Acquisition-related costs are expensed as incurred, and contingent consideration, if any, is measured at fair value on the acquisition date and remeasured at each reporting date until settled.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable as of December 31, 2024. The Company places its cash with high credit quality financial institutions.

Segment Reporting

The Company operates as a single reportable segment. The Chief Financial Officer, who is the Company’s Chief Operating Decision Maker (CODM), evaluates operating results and allocates resources on a consolidated basis. As such, the Company’s operations are managed and reported as one segment.

The Company’s segment disclosure reflects the nature of its operations as a technology and brand development company within the cannabis industry. The CODM reviews financial performance based on consolidated operating results, including revenue, gross profit, and net loss. No disaggregated operating results are regularly reviewed below the consolidated level, and no discrete segment-level information is maintained.

In accordance with ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Company considered whether additional disclosures were required, including significant segment expenses and measures used by the CODM. However, the CODM evaluates the Company’s performance based solely on consolidated financial results, and no additional measures or expense categories are used for internal decision-making.

The Company generates all revenues from license agreements with third parties located in the United States. All of the Company’s assets are located in the United States.

Recently Issued Accounting Pronouncements

The Company monitors and evaluates the impact of accounting standards and updates issued by the Financial Accounting Standards Board (“FASB”) and other standard-setting bodies. Management has assessed recently issued accounting pronouncements and concluded that none are expected to have a material effect on the Company’s consolidated financial statements or related disclosures, except as noted below.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update requires public entities to disclose significant segment expenses and other segment-related information on an annual and interim basis, even for entities with a single reportable segment. The standard also requires disclosure of the Chief Operating Decision Maker’s title and expands the interim disclosure requirements for segment profit or loss and assets.

The Company adopted ASU 2023-07 for the year ended December 31, 2024. As the Company operates as a single reportable segment and the Chief Financial Officer is the Chief Operating Decision Maker, the adoption did not result in a material change to the Company’s segment reporting.

Subsequent Events

The Company accounts for subsequent events in accordance with ASC 855, Subsequent Events. The Company evaluates events and transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued. Recognized subsequent events are those that provide additional evidence about conditions that existed at the balance sheet date and are recorded in the financial statements. Non-recognized subsequent events provide evidence about conditions that arose after the balance sheet date and are disclosed if material. The Company evaluated subsequent events through June 20, 2025, the date of this report.

September 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist the reader in understanding and evaluating the Company’s unaudited interim condensed consolidated financial statements. These accounting policies conform to Generally Accepted Accounting Principles (“GAAP”) in the United States and have been consistently applied in the preparation of these unaudited interim condensed consolidated financial statements.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), as issued by the Financial Accounting Standards Board (“FASB”), and the rules of the SEC applicable to interim financial reporting. They do not include all of the information and footnotes required for complete annual financial statements and should be read in conjunction with the

Company’s 2024 Form 10-K. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. References to the “ASC” refer to the Accounting Standards Codification established by FASB.

Principals of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Farmhouse Washington, Farmhouse DTLA, Inc., and Farmhouse Treasury, LLC. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, and related disclosures. Significant estimates include, but are not limited to, the valuation of convertible debt and stock-based compensation, deferred tax assets and associated valuation allowances, and fair value measurements. Actual results could differ materially from those estimates.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no effect on previously reported net income or stockholders’ equity.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in checking and savings accounts and highly liquid investments with original maturities of nine months or less at the time of purchase. The Company had no cash equivalents as of September 30, 2025 or December 31, 2024.

Fair Value of Financial Instruments

The Company follows ASC 820, Fair Value Measurements, for assets and liabilities measured at fair value on a recurring or nonrecurring basis. Fair value is defined as the price to sell an asset or transfer a liability in an orderly transaction between market participants. The three-tier hierarchy prioritizes inputs used in valuation techniques: Level 1 (quoted prices in active markets), Level 2 (observable inputs other than quoted prices), and Level 3 (unobservable inputs). The Company’s financial instruments, including cash, accounts payable, and notes payable, are recorded at cost, which approximates fair value due to their short-term maturities.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, by evaluating contracts under the five-step model: (1) identify the contract, (2) identify the performance obligations, (3) determine the transaction price, (4) allocate the transaction price, and (5) recognize revenue as performance obligations are satisfied.

The Company generated no revenue for the nine months ended September 30, 2025. In prior periods, the Company generated immaterial revenue from license fees under NFT licensing agreements. The Company’s performance obligation was met when the licensee was granted access to the NFTs. As discussed in Note 1, the Company does not expect to generate future revenue from these agreements.

Related Party Transactions

The Company accounts for related party transactions in accordance with ASC 850, Related Party Disclosures. Transactions with related parties are identified and evaluated for appropriate disclosure and accounting. See Note 6.

Commitments and Contingencies

The Company evaluates commitments and contingencies in accordance with ASC 450, Contingencies. Liabilities are accrued when the loss is probable and reasonably estimable. Legal costs are expensed as incurred. See Note 10.

Segment Reporting

In accordance with ASC 280, Segment Reporting, the Company operates in a single reportable segment. The Chief Financial Officer is the Chief Operating Decision Maker. The CODM reviews financial performance based on consolidated operating results, including revenue, gross profit, and net loss. No disaggregated operating results are regularly reviewed below the consolidated level, and no discrete segment-level information is maintained. To date the Company has generated all revenues from third parties located in the United States and all of the Company’s assets are located in the United States.

Net Income (Loss) per Common Share

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted earnings per share include the effect of potentially dilutive securities such as stock options and convertible instruments but are excluded when the effect would be anti-dilutive. As of September 30, 2025 and 2024 the Company had convertible notes outstanding, however, certain events that would trigger, or allow for, conversion had not yet occurred; therefore as of those dates the Company had no potentially dilutive securities.

Stock-Based Compensation

The Company accounts for stock-based awards in accordance with ASC 718, Compensation – Stock Compensation. Equity awards, including restricted stock awards (“RSAs”), are measured at fair value on the grant date and expensed over the requisite service period. The fair value of RSAs is based on the closing price of the Company’s common stock on the date of grant. Stock option valuation, when applicable, is based on the Black-Scholes option pricing model. See Note 9.

Subsequent Events

The Company evaluates subsequent events in accordance with ASC 855, Subsequent Events. The Company assesses events occurring after the balance sheet date but before the financial statements are issued to determine whether such events should be recognized in the financial statements or disclosed in the notes. See Note 11.

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40):

Disaggregation of Income Statement Expenses, which requires incremental disclosures about specific expense categories, including but not limited to, purchases of inventory, employee compensation, depreciation, amortization and selling expenses. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted and the amendments may be applied either prospectively or retrospectively. The Company is currently evaluating the impact of this standard. The Company has also evaluated all other recently issued accounting pronouncements and does not expect any to have a material impact on its unaudited interim condensed consolidated financial statements or related disclosures.